GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
Finite-Lived Intangible Assets [Line Items]
Schedule of Goodwill
The following table reflects the changes in the carrying amount of goodwill:

(in thousands)	September 30, 2025	December 31, 2024
Balance, beginning of period	$58,037	$44,257
Additions due to acquisitions (Note 3)	4,622	13,780
Balance, end of period	$62,659	$58,037

Schedule of Intangible Assets
The following table represents intangible assets and accumulated amortization as September 30, 2025 and December 31, 2024:

(in thousands)	September 30, 2025	December 31, 2024
Software technology (1)	$44,252	$40,508
Other purchased finite-life intangible assets	13,701	13,701
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	59,714	55,970
Less: Accumulated amortization	(30,448)	(18,619)
Intangible assets, net	$29,266	$37,351
__________________
(1)Includes capitalized equity based compensation of $4.5 million and $3.1 million as of September 30, 2025 and December 31, 2024, respectively.
Schedule of Future Amortization Expense
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for currently amortizing finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$4,433
2026	9,573
2027	6,648
2028	5,330
2029 and beyond	403
Total future amortization expense	$26,387

Galaxy Digital Holdings, LP
Finite-Lived Intangible Assets [Line Items]
Schedule of Goodwill
The following table reflects the changes in carrying amount of goodwill:

	Year Ended December 31,
(in thousands)	2024	2023
Balance, beginning of period	$44,257	$24,645
Additions due to acquisitions (Note 3)	13,780	19,612
Balance, end of period	$58,037	$44,257

Schedule of Intangible Assets
The following table represents intangible assets and accumulated amortization as of the years ended December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Software technology(1)	$40,508	$38,895
Other purchased defined-life intangible assets	13,701	6,062
Indefinite-lived intangible asset	1,761	1,761
Intangible assets, gross	55,970	46,718
Less: Accumulated amortization	(18,619)	(6,735)
Intangible assets, net	$37,351	$39,983
__________________
(1)Includes capitalized equity based compensation of $3.1 million and $2.1 million as of December 31, 2024 and 2023, respectively.

Schedule of Future Amortization Expense
The Company estimates that there is no significant residual value related to its finite-life intangible assets. The expected future amortization expense for finite-life intangible assets for the next five years is as follows:

(in thousands)	Amounts
2025	$16,708
2026	8,549
2027	5,624
2028	4,306
2029 and beyond	403
Total future amortization expense	$35,590